INVENTORIES	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES
The composition of Inventories is as follows:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Technical stock (*)	540,342	438,717
Non-technical stock (**)	52,538	39,072
Total	592,880	477,789

(*) Correspond to spare parts and materials that will be used in both own and third-party maintenance services.

(**) Consumption of on-board services, uniforms and other indirect materials

These are valued at their average acquisition cost net of their obsolescence provision according to the following detail:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Provision for obsolescence Technical stock	45,621	49,981
Provision for obsolescence Non-technical stock	5,228	5,823
Total	50,849	55,804

The resulting amounts do not exceed the respective net realization values.
As of December 31, 2023, the Company registered ThUS$296,423 (ThUS$148,790 for the year ended, December 31, 2022 and ThUS$47,362 for the year ended December 31, 2021) the income statements, mainly related to on-board consumption and maintenance, which is part of the Cost of sales.